UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-05812

Legg Mason Partners Premium Money Market Trust

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 49th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: August 31

Date of reporting period: November 30, 2018

ITEM 1.	SCHEDULE OF INVESTMENTS.

LEGG MASON PARTNERS PREMIUM MONEY MARKET TRUST

WESTERN ASSET PREMIUM LIQUID RESERVES

FORM N-Q

NOVEMBER 30, 2018

Notes to Schedule of Investments (unaudited)

Investments in Liquid Reserves Portfolio, at value $17,275,676.

1. Organization and significant accounting policies

Western Asset Premium Liquid Reserves (the “Fund”) is a separate diversified investment series of Legg Mason Partners Premium Money Market Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Fund invests all of its investable assets in Liquid Reserves Portfolio (the “Portfolio”), a separate investment series of Master Portfolio Trust, that has the same investment objective as the Fund.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. The Fund records its investment in the Portfolio at value. The value of such investment in the Portfolio reflects the Fund’s proportionate interest (0.1% at November 30, 2018) in the net assets of the Portfolio.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. The disclosure and valuation of securities held by the Portfolio are discussed in Note 1(a) of the Portfolio’s Notes to Schedule of Investments, which are included elsewhere in this report.

LIQUID RESERVES PORTFOLIO

Schedule of investments (unaudited)	November 30, 2018

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
SHORT-TERM INVESTMENTS - 99.9%
Commercial Paper - 33.2%
ABN AMRO Funding USA LLC	2.524%	1/11/19	$50,000,000	$49,856,792	(a)(b)
ABN AMRO Funding USA LLC	2.816%	3/14/19	50,000,000	49,605,956	(a)(b)
ABN AMRO Funding USA LLC	2.827%	3/20/19	125,000,000	123,954,236	(a)(b)
ABN AMRO Funding USA LLC	2.829%	3/21/19	160,000,000	158,648,267	(a)(b)
ABN AMRO Funding USA LLC	2.847%	4/2/19	50,000,000	49,529,184	(a)(b)
Australia & New Zealand Banking Group Ltd.	2.276%	12/27/18	250,000,000	249,584,125	(b)
Banco Santander	1.283%	12/7/18	122,000,000	121,970,178	(b)
Banco Santander	2.686%	1/23/19	425,000,000	423,336,762	(b)
Banco Santander	2.848%	2/7/19	175,000,000	174,073,580	(b)
Banco Santander	2.887%	2/19/19	75,000,000	74,527,837	(b)
Bank of Nova Scotia	2.671%	2/19/19	100,000,000	99,416,800	(a)(b)
Bank of Nova Scotia	2.781%	4/4/19	150,000,000	148,597,396	(a)(b)
Bank of Nova Scotia	2.965%	6/7/19	168,000,000	165,477,480	(a)(b)
BPCE SA	2.659%	2/19/19	193,000,000	191,879,201	(a)(b)
Canadian Imperial Bank of Commerce (3 mo. USD LIBOR + 0.090%)	2.736%	4/8/19	147,500,000	147,511,883	(a)(c)
Commonwealth Bank of Australia	2.156%	12/12/18	23,000,000	22,983,877	(a)(b)
Danske Corp.	2.343%	12/4/18	110,000,000	109,972,084	(a)(b)
Danske Corp.	2.841%	4/8/19	109,190,000	108,114,415	(a)(b)
DBS Bank Ltd.	2.403%	12/14/18	100,000,000	99,908,961	(a)(b)
DBS Bank Ltd.	2.415%	12/17/18	100,000,000	99,888,933	(a)(b)
DBS Bank Ltd.	2.512%	1/2/19	60,000,000	59,865,580	(a)(b)
DBS Bank Ltd.	2.509%	1/14/19	75,000,000	74,771,250	(a)(b)
DBS Bank Ltd.	2.512%	1/15/19	100,000,000	99,687,839	(a)(b)
DBS Bank Ltd.	2.521%	1/18/19	200,000,000	199,332,512	(a)(b)
Export Development Corp.	2.441%	1/14/19	75,000,000	74,777,344	(b)
HSBC Bank Inc.	2.769%	4/5/19	72,600,000	71,918,758	(a)(b)
ING U.S. Funding LLC (3 mo. USD LIBOR + 0.090%)	2.736%	3/19/19	74,000,000	74,002,964	(c)
ING U.S. Funding LLC	2.817%	4/2/19	50,000,000	49,534,138	(b)
ING U.S. Funding LLC	2.819%	4/5/19	50,000,000	49,522,425	(b)
ING U.S. Funding LLC (1 mo. USD LIBOR + 0.310%)	2.347%	5/21/19	198,600,000	198,600,000	(c)
JPMorgan Securities LLC	2.360%	12/11/18	105,000,000	104,926,208	(b)
JPMorgan Securities LLC	2.684%	2/19/19	100,000,000	99,413,875	(b)
JPMorgan Securities LLC	2.765%	3/11/19	74,500,000	73,939,843	(b)
JPMorgan Securities LLC	2.781%	3/22/19	125,000,000	123,952,334	(b)
JPMorgan Securities LLC	2.807%	4/5/19	50,000,000	49,524,525	(b)

See Notes to Schedule of Investments.

LIQUID RESERVES PORTFOLIO

Schedule of investments (unaudited) (cont’d)	November 30, 2018

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Commercial Paper - (continued)
JPMorgan Securities LLC (1 mo. USD LIBOR + 0.200%)	2.347%	4/16/19	$100,000,000	$99,972,518	(a)(c)
KFW	2.237%	12/5/18	80,000,000	79,975,755	(a)(b)
KFW	2.225%	12/3/18	50,000,000	49,990,958	(a)(b)
Kingdom of the Netherlands	2.326%	12/4/18	50,000,000	49,987,400	(a)(b)
Landesbank Hessen-Thuringen	2.274%	12/11/18	150,000,000	149,898,387	(a)(b)
Landesbank Hessen-Thuringen	2.279%	12/21/18	150,000,000	149,805,663	(a)(b)
Landesbank Hessen-Thuringen	2.297%	1/2/19	85,000,000	84,825,622	(a)(b)
Landesbank Hessen-Thuringen	2.334%	1/10/19	217,000,000	216,438,254	(a)(b)
Lloyds Bank PLC (1 mo. USD LIBOR + 0.220%)	2.347%	1/2/19	155,000,000	155,038,119	(c)
Mitsubishi UFJ Trust & Banking Corp.	2.258%	12/5/18	32,000,000	31,990,213	(a)(b)
Natixis NY (1 mo. USD LIBOR + 0.170%)	2.347%	3/18/19	100,000,000	100,004,947	(c)
Nestle Finance International Ltd.	2.256%	12/3/18	30,785,000	30,779,356	(b)
NRW Bank	2.723%	2/11/19	44,495,000	44,256,533	(a)(b)
NRW Bank	2.832%	2/28/19	160,000,000	158,902,000	(a)(b)
NRW Bank	2.833%	3/1/19	140,000,000	139,028,221	(a)(b)
Oversea-Chinese Banking Corp. Ltd. (1 mo. USD LIBOR + 0.160%)	2.347%	2/4/19	30,000,000	30,002,873	(a)(c)
Oversea-Chinese Banking Corp. Ltd. (1 mo. USD LIBOR + 0.160%)	2.347%	2/6/19	100,000,000	100,009,604	(a)(c)
Oversea-Chinese Banking Corp. Ltd.	2.739%	2/27/19	48,150,000	47,833,837	(a)(b)
Royal Bank of Canada	2.943%	5/30/19	197,560,000	194,739,062	(b)
Sanofi S.A.	2.332%	12/17/18	100,000,000	99,892,711	(a)(b)
Santander UK PLC	2.880%	4/5/19	120,000,000	118,829,460	(b)
Sumitomo Mitsui Banking Corp.	2.362%	1/7/19	180,000,000	179,563,000	(a)(b)
Sumitomo Mitsui Banking Corp.	2.907%	4/9/19	100,000,000	98,984,556	(a)(b)
Sumitomo Mitsui Trust Bank Ltd.	2.248%	12/6/18	78,325,000	78,296,386	(a)(b)
Sumitomo Mitsui Trust Bank Ltd.	2.559%	2/5/19	298,140,000	296,760,590	(a)(b)
Sumitomo Mitsui Trust Bank Ltd.	2.641%	2/14/19	300,000,000	298,376,133	(a)(b)
Swedbank AB	2.247%	12/20/18	300,000,000	299,634,999	(b)
Toronto Dominion Bank NY	2.283%	12/26/18	150,000,000	149,758,959	(a)(b)
Toronto Dominion Bank NY	2.436%	1/14/19	50,000,000	49,851,875	(a)(b)
Toronto Dominion Bank NY	2.455%	1/16/19	68,000,000	67,787,998	(a)(b)
Toronto Dominion Bank NY	2.587%	2/8/19	76,600,000	76,624,798	(a)
Toronto Dominion Bank NY (3 mo. USD LIBOR + 0.080%)	2.736%	3/22/19	130,000,000	130,005,307	(a)(c)
UBS AG (1 mo. USD LIBOR + 0.320%)	2.347%	12/21/18	171,500,000	171,537,164	(a)(c)
UBS AG (1 mo. USD LIBOR + 0.180%)	2.347%	4/16/19	443,000,000	442,962,057	(b)(c)

See Notes to Schedule of Investments.

LIQUID RESERVES PORTFOLIO

Schedule of investments (unaudited) (cont’d)	November 30, 2018

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Commercial Paper - (continued)
UBS AG (1 mo. USD LIBOR + 0.280%)	2.347%	5/20/19	$50,000,000	$50,000,000	(a)(c)
United Overseas Bank Ltd.	2.501%	1/18/19	99,000,000	98,672,288	(a)(b)

Total Commercial Paper				8,693,625,145

Certificates of Deposit - 30.6%
Bank of Montreal	2.340%	12/20/18	200,000,000	200,003,500
Bank of Montreal (1 mo. USD LIBOR + 0.150%)	2.466%	3/7/19	249,030,000	249,050,323	(c)
Bank of Montreal (1 mo. USD LIBOR + 0.200%)	2.516%	5/7/19	173,500,000	173,482,131	(c)
Barclays Bank PLC (1 mo. USD LIBOR + 0.190%)	2.489%	2/1/19	100,000,000	100,028,011	(c)
BNP Paribas NY Branch	2.490%	3/13/19	175,000,000	174,925,373
BNP Paribas SA (3 mo. USD LIBOR + 0.120%)	2.528%	4/8/19	48,500,000	48,500,559	(c)
BNP Paribas SA (3 mo. USD LIBOR + 0.120%)	2.528%	4/8/19	75,000,000	75,000,821	(c)
BNP Paribas SA (1 mo. USD LIBOR + 0.250%)	2.565%	4/23/19	125,000,000	125,015,221	(c)
Citibank N.A.	2.280%	12/13/18	75,000,000	74,999,944
Citibank N.A.	2.680%	2/21/19	90,000,000	89,997,979
Cooperatieve Rabobank U.A. (1 mo. USD LIBOR + 0.180%)	2.495%	2/25/19	79,350,000	79,365,178	(c)
Cooperatieve Rabobank U.A. (1 mo. USD LIBOR + 0.220%)	2.527%	4/15/19	100,000,000	100,006,730	(c)
Credit Agricole Corp. and Investment Bank (3 mo. USD LIBOR + 0.150%)	2.790%	5/20/19	250,000,000	249,919,620	(c)
Den Norske Bank NY	2.640%	2/20/19	235,000,000	235,006,528
HSBC Bank USA	2.490%	1/11/19	57,155,000	57,157,212
KBC Bank NV	2.200%	12/4/18	172,000,000	171,999,935
KBC Bank NV	2.280%	12/17/18	169,190,000	169,193,237
KBC Bank NV	2.420%	1/11/19	35,000,000	35,003,796
Landesbank Hessen-Thuringen	2.220%	12/4/18	85,350,000	85,350,034
Landesbank Hessen-Thuringen	2.220%	12/5/18	100,000,000	100,000,038
Landesbank Hessen-Thuringen	2.220%	12/7/18	147,000,000	147,000,000
Mitsubishi UFJ Trust & Banking NY	2.280%	12/6/18	73,670,000	73,670,678
Mitsubishi UFJ Trust & Banking NY	2.680%	2/19/19	100,000,000	100,000,405
Mizuho Bank Ltd.	2.300%	12/7/18	47,805,000	47,805,848
Mizuho Bank Ltd. (1 mo. USD LIBOR + 0.200%)	2.515%	1/24/19	224,500,000	224,509,054	(c)
Mizuho Bank Ltd.	2.600%	2/6/19	71,055,000	71,052,172
Mizuho Bank Ltd.	2.670%	2/7/19	150,000,000	150,012,738
Mizuho Bank Ltd.	2.800%	3/15/19	264,000,000	264,000,000

See Notes to Schedule of Investments.

LIQUID RESERVES PORTFOLIO

Schedule of investments (unaudited) (cont’d)	November 30, 2018

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Certificates of Deposit - (continued)
Mizuho Bank Ltd. (1 mo. USD LIBOR + 0.190%)	2.505%	4/9/19	$225,000,000	$224,980,333	(c)
MUFG Bank Ltd.	2.600%	2/5/19	117,000,000	117,002,800
MUFG Bank Ltd.	2.540%	4/8/19	100,000,000	99,903,544
Natixis NY (3 mo. USD LIBOR + 0.040%)	2.717%	2/22/19	175,000,000	174,989,419	(c)
Nordea Bank AB	2.640%	2/20/19	250,000,000	250,018,272
Nordea Bank AB (1 mo. USD LIBOR + 0.150%)	2.487%	3/28/19	150,000,000	149,987,493	(c)
Nordea Bank AB (1 mo. USD LIBOR + 0.170%)	2.477%	5/15/19	199,500,000	199,439,727	(c)
Nordea Bank AB	2.860%	6/3/19	250,000,000	250,000,000
Norinchukin Bank	2.650%	2/21/19	148,000,000	148,012,641
Oversea-Chinese Banking Corp. Ltd.	2.260%	12/4/18	58,750,000	58,750,011
Oversea-Chinese Banking Corp. Ltd.	2.390%	1/14/19	100,000,000	100,002,842
Oversea-Chinese Banking Corp. Ltd. (1 mo. USD LIBOR + 0.130%)	2.446%	3/7/19	148,835,000	148,839,161	(c)
Royal Bank of Canada (1 mo. USD LIBOR + 0.250%)	2.567%	1/8/19	145,000,000	145,043,935	(c)
Royal Bank of Canada (1 mo. USD LIBOR + 0.250%)	2.565%	1/22/19	150,000,000	150,050,850	(c)
Royal Bank of Canada (3 mo. USD LIBOR + 0.080%)	2.446%	3/22/19	192,000,000	192,013,555	(c)
Royal Bank of Canada (3 mo. USD LIBOR + 0.120%)	2.760%	5/20/19	259,000,000	259,016,814	(c)
Standard Chartered Bank (3 mo. USD LIBOR + 0.070%)	2.490%	1/11/19	29,000,000	29,002,291	(c)
Standard Chartered Bank (3 mo. USD LIBOR + 0.050%)	2.727%	2/22/19	74,000,000	74,000,430	(c)
Standard Chartered Bank (3 mo. USD LIBOR + 0.090%)	2.417%	3/6/19	150,000,000	150,001,820	(c)
Standard Chartered Bank (3 mo. USD LIBOR + 0.140%)	2.506%	3/22/19	125,000,000	125,012,526	(c)
Standard Chartered Bank (1 mo. USD LIBOR + 0.330%)	2.630%	5/20/19	235,000,000	234,986,405	(c)
Standard Chartered Bank	2.930%	5/31/19	175,000,000	175,000,000
Sumitomo Mitsui Trust Bank Ltd. (1 mo. USD LIBOR + 0.190%)	2.504%	2/4/19	30,000,000	30,006,053	(c)
Sumitomo Mitsui Trust Bank Ltd. (1 mo. USD LIBOR + 0.190%)	2.508%	2/6/19	105,000,000	105,019,968	(c)
Svenska Handelsbanken	2.555%	4/3/19	96,625,000	96,560,508
Svenska Handelsbanken NY (1 mo. USD LIBOR + 0.190%)	2.505%	2/25/19	80,000,000	80,018,399	(c)

See Notes to Schedule of Investments.

LIQUID RESERVES PORTFOLIO

Schedule of investments (unaudited) (cont’d)	November 30, 2018

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Certificates of Deposit - (continued)
Svenska Handelsbanken NY (1 mo. USD LIBOR + 0.150%)	2.487%	3/28/19	$125,000,000	$124,989,578	(c)
Svenska Handelsbanken NY (1 mo. USD LIBOR + 0.140%)	2.457%	4/8/19	147,200,000	147,173,791	(c)
Swedbank AB (1 mo. USD LIBOR + 0.190%)	2.505%	2/25/19	103,000,000	103,022,263	(c)
Toronto Dominion Bank NY	2.460%	2/28/19	108,000,000	107,956,663
Wells Fargo Bank N.A. (3 mo. USD LIBOR + 0.080%)	2.488%	4/9/19	99,000,000	99,001,089	(c)

Total Certificates of Deposit				8,021,860,246

Time Deposits - 20.2%
Barclays Bank PLC	2.170%	12/3/18	491,000,000	491,000,000
BNP Paribas	2.170%	12/3/18	620,000,000	620,000,000
Canadian Imperial Bank of Commerce	2.130%	12/3/18	272,000,000	272,000,000
Credit Agricole CIB	2.160%	12/3/18	217,000,000	217,000,000
Den Norske Bank NY	2.160%	12/3/18	249,000,000	249,000,000
Mizuho Bank Ltd.	2.230%	12/3/18	57,000,000	57,000,000
MUFG Bank Ltd.	2.170%	12/3/18	298,000,000	298,000,000
National Bank of Canada	2.160%	12/3/18	221,873,000	221,873,000
Natixis	2.160%	12/3/18	219,000,000	219,000,000
Nordea Bank	2.150%	12/3/18	132,572,000	132,572,000
Northern Trust Co.	2.180%	12/3/18	840,000,000	840,000,000
NRW Bank	2.190%	12/3/18	250,000,000	250,000,000
NRW Bank	2.200%	12/3/18	249,000,000	249,000,000
Rabobank Nederland NY	2.160%	12/3/18	271,000,000	271,000,000
Royal Bank of Canada	2.170%	12/3/18	244,194,000	244,194,000
Santander UK PLC	2.170%	12/3/18	100,000,000	100,000,000
Svenska Handelsbanken NY	2.160%	12/3/18	289,000,000	289,000,000
Swedbank AB	2.160%	12/3/18	260,000,000	260,000,000

Total Time Deposits				5,280,639,000

U.S. Treasury Bills - 9.7%
U.S. Treasury Bills	1.595%	12/11/18	200,000,000	199,904,666	(b)
U.S. Treasury Bills	2.076%	1/2/19	200,000,000	199,628,750	(b)
U.S. Treasury Bills	2.125%	1/8/19	600,000,000	598,653,750	(b)
U.S. Treasury Bills	2.211%	1/22/19	700,000,000	697,780,902	(b)
U.S. Treasury Bills	2.255%	2/7/19	300,000,000	298,737,750	(b)
U.S. Treasury Bills	2.299%	2/21/19	550,000,000	547,164,442	(b)

Total U.S. Treasury Bills				2,541,870,260

See Notes to Schedule of Investments.

LIQUID RESERVES PORTFOLIO

Schedule of investments (unaudited) (cont’d)	November 30, 2018

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
U.S. Treasury Notes - 3.1%
U.S. Treasury Notes (3 mo. U.S. Treasury Money Market Yield + 0.043%)	2.427%	7/31/20	$280,000,000	$280,161,059	(c)
U.S. Treasury Notes (3 mo. U.S. Treasury Money Market Yield + 0.045%)	2.429%	10/31/20	540,000,000	540,059,395	(c)

Total U.S. Treasury Notes				820,220,454

Repurchase Agreements - 3.1%
Bank of America Corp. tri-party repurchase agreement dated 11/2/17; Proceeds at maturity - $377,370,000; (Fully collateralized by various money market instruments, 0.000% due 12/13/18 to 6/27/19; Market value - $393,750,000)	2.370%	3/6/19	375,000,000	375,000,000
ING Financial Markets LLC tri-party repurchase agreement dated 11/30/18; Proceeds at maturity - $50,009,542; (Fully collateralized by various corporate bonds and notes, 1.750% to 5.600% due 9/29/19 to 9/1/48; Market value - $52,848,317)	2.290%	12/3/18	50,000,000	50,000,000
Bank of America Corp. tri-party repurchase agreement dated 11/13/18; Proceeds at maturity - $75,474,000; (Fully collateralized by various money market instruments, 0.000% due 12/27/18 to 2/6/19; Market value - $78,750,000)	2.370%	3/6/19	75,000,000	75,000,000

See Notes to Schedule of Investments.

LIQUID RESERVES PORTFOLIO

Schedule of investments (unaudited) (cont’d)	November 30, 2018

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Repurchase Agreements - (continued)
Mitsubishi UFJ Trust & Banking Corp. tri-party repurchase agreement dated 11/2/17; Proceeds at maturity - $201,312,000; (Fully collateralized by various money market instruments, 0.000% due 12/3/18 to 3/5/19; Market value - $210,000,000)	2.460%	3/6/19	$200,000,000	$200,000,000
Mitsubishi UFJ Trust & Banking Corp. tri-party repurchase agreement dated 11/2/17; Proceeds at maturity - $100,656,000; (Fully collateralized by various corporate bonds and notes and money market instruments, 0.000% to 4.750% due 12/21/18 to 7/15/23; Market value - $105,863,504)	2.460%	3/6/19	100,000,000	100,000,000

Total Repurchase Agreements				800,000,000

TOTAL INVESTMENTS - 99.9% (Cost - $26,160,095,359)				26,158,215,105
Other Assets in Excess of Liabilities - 0.1%				22,163,782

TOTAL NET ASSETS - 100.0%				$26,180,378,887

(a)

Commercial paper exempt from registration under Section 4(2) of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees.

(b)	Rate shown represents yield-to-maturity.

(c)

Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

Abbreviation used in this schedule:

LIBOR	—London Interbank Offered Rate

This Schedule of Investments is unaudited and is intended to provide information about the Portfolio’s investments as of the date of the schedule. Other information regarding the Portfolio is available in the Portfolio’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

Liquid Reserves Portfolio (the “Portfolio”) is a separate diversified investment series of Master Portfolio Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Declaration of Trust permits the Trustees to issue beneficial interests in the Portfolio. At November 30, 2018, all investors in the Portfolio were funds advised or administered by the manager of the Portfolio and/or its affiliates.

The following are significant accounting policies consistently followed by the Portfolio and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. When the Portfolio holds securities or other assets that are denominated in a foreign currency, the Portfolio will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Portfolio calculates its net asset value, the Portfolio values these securities as determined in accordance with procedures approved by the Portfolio’s Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North Atlantic Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Portfolio’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Portfolio, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded

Notes to Schedule of Investments (unaudited) (continued)

security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Portfolio uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Portfolio’s assets carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Short-Term Investments†	—	$26,158,215,105	—	$26,158,215,105

†	See Schedule of Investments for additional detailed categorizations.

ITEM 2.	CONTROLS AND PROCEDURES.

(a)

The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Partners Premium Money Market Trust

By	/s/ JANE TRUST
Jane Trust
Chief Executive Officer

Date:	January 25, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ JANE TRUST
Jane Trust
Chief Executive Officer

Date:	January 25, 2019

By	/s/ RICHARD F. SENNETT
Richard F. Sennett
Principal Financial Officer

Date:	January 25, 2019